Schedule H, Line 4(i) - Schedule of Assets (Held at End of Year) (Details) - EBP 007	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Plan Name	Employee Retirement Investment Plan for Puerto Rico
Entity Tax Identification Number	31-0595760
EBP, Plan Number	007
EBP, asset held for investment, participant loan, maturity	2055-09	[1]
Participant Loans	$ 499,367	[1]
Total investments	$ 22,690,161
Minimum [Member]
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Participant Loan, Interest Rate	4.25%	[1]
Maximum [Member]
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Participant Loan, Interest Rate	9.50%	[1]
Investment, Identifier [Axis]: Common collective trust fund [Member]
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	$ 9,604,165
Investment, Identifier [Axis]: Eaton Vance Atlanta Capital SMID Cap Fund [Member]
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
Current value	$ 779,662
Investment, Identifier [Axis]: Galliard Stable Return Fund [Member]
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust [Member]
Current value	$ 600,882
Investment, Identifier [Axis]: J.P. Morgan Chase Bank US Active Core Equity Fund [Member]
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust [Member]
Current value	$ 1,135,454
Investment, Identifier [Axis]: MFS International Equity Fund [Member]
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust [Member]
Current value	$ 327,950
Investment, Identifier [Axis]: Mutual fund [Member]
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	$ 12,078,704	[1]
Investment, Identifier [Axis]: Northern World Selection Index Fund [Member]
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
Current value	$ 78,771
Investment, Identifier [Axis]: Prudential Global Invesment Management Core Plus Bond Fund [Member]
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust [Member]
Current value	$ 223,779
Investment, Identifier [Axis]: State Street Small Mid Cap Trust [Member]
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust [Member]
Current value	$ 1,412,875
Investment, Identifier [Axis]: The Clorox Company Common Stock [Member]
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]	[1]
EBP, Investment, Current Value, Type [Extensible Enumeration]	EBP, Employer, Common Stock [Member]	[1]
Current value	$ 507,925	[1]
Investment, Identifier [Axis]: Vanguard Institutional 500 Index Trust [Member]
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]	[1]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust [Member]	[1]
Current value	$ 4,219,966	[1]
Investment, Identifier [Axis]: Vanguard Institutional Total Bond Market Index Trust [Member]
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]	[1]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust [Member]	[1]
Current value	$ 1,683,259	[1]
Investment, Identifier [Axis]: Vanguard Target Retirement 2025 Fund [Member]
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]	[1]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]	[1]
Current value	$ 914,233	[1]
Investment, Identifier [Axis]: Vanguard Target Retirement 2030 Fund [Member]
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]	[1]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]	[1]
Current value	$ 332,197	[1]
Investment, Identifier [Axis]: Vanguard Target Retirement 2035 Fund [Member]
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]	[1]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]	[1]
Current value	$ 4,202,512	[1]
Investment, Identifier [Axis]: Vanguard Target Retirement 2040 Fund [Member]
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]	[1]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]	[1]
Current value	$ 411,880	[1]
Investment, Identifier [Axis]: Vanguard Target Retirement 2045 Fund [Member]
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]	[1]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]	[1]
Current value	$ 3,315,649	[1]
Investment, Identifier [Axis]: Vanguard Target Retirement 2050 Fund [Member]
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]	[1]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]	[1]
Current value	$ 306,968	[1]
Investment, Identifier [Axis]: Vanguard Target Retirement 2055 Fund [Member]
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]	[1]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]	[1]
Current value	$ 60,209	[1]
Investment, Identifier [Axis]: Vanguard Target Retirement 2060 Fund [Member]
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]	[1]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]	[1]
Current value	$ 4,020	[1]
Investment, Identifier [Axis]: Vanguard Target Retirement 2065 Fund [Member]
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]	[1]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]	[1]
Current value	$ 5,607	[1]
Investment, Identifier [Axis]: Vanguard Target Retirement Inc Fund [Member]
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]	[1]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]	[1]
Current value	$ 145,474	[1]
Investment, Identifier [Axis]: Vanguard Total International Stock Market Index Fund [Member]
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]	[1]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]	[1]
Current value	$ 1,521,522	[1]

[1]	Represents a party-in-interest to the Plan